EMPLOYEE BENEFITS - Schedule of Share Options at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	253,731	400,697	546,827
Employee stock options | from 28.31 to 34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	59,208
Number of stock options vested (in shares) | shares	59,208
Fair value at grant date ($)	$ 413
Fair value vested ($)	413
Expense	$ 420
Employee stock options | from 28.31 to 34.20 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 28.31
Employee stock options | from 28.31 to 34.20 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 34.20
Employee stock options | from 29.01 to 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	155,523
Number of stock options vested (in shares) | shares	155,323
Fair value at grant date ($)	$ 1,185
Fair value vested ($)	1,185
Expense	$ 1,101
Employee stock options | from 29.01 to 32.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 29.01
Employee stock options | from 29.01 to 32.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 32.36
Employee stock options | from 46.00 to 50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	39,000
Number of stock options vested (in shares) | shares	39,000
Fair value at grant date ($)	$ 792
Fair value vested ($)	792
Expense	$ 276
Employee stock options | from 46.00 to 50.92 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 46.00
Employee stock options | from 46.00 to 50.92 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 50.92
Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	253,731
Number of stock options vested (in shares) | shares	253,531
Fair value at grant date ($)	$ 2,390
Fair value vested ($)	2,390
Expense	$ 1,797